UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2007

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Alison Hill
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
Alison Hill	Memphis, Tennessee		4/23/2007

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	118
Form 13F Information Table Value Total:	327559

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE
VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT
SH/PRN	PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
Actions Semiconductor Sponsored ADR 00507E107 923 125000SH Sole 125000 0
Aluminum Corp China Sponsored ADR 022276109 649	25000SH Sole 25000 0
American Oriental Bioengineering Common	028731107 234 25000SH Sole 25000 0
Annuity & Life Re Hldgs Common G03910109 55 124300SH Sole 124300 0
Asiapharm Group Ltd Common G06219102 5949 13105000SH Sole 13105000 0
Asiapharm Group Ltd Common G06219102 1055 2325000SH Other 01 0 2325000
Benda Pharmaceutical Common 08165P108 10118 11707592SH Sole 11707592 0
Chaoda Modern Agric Common G2046Q107 19606 27969960SH Sole 27969960 0
Chaoda Modern Agric Common G2046Q107 3764 5370000SH Other 01 0 5370000
Chevrontexaco Corp Common 166764100 688	9306SH Sole 9306 0
China BAK Battery Common 16936Y100 357 110000SH Sole 110000 0
China Biotics Inc Common 16937B109 6724	933940SH Sole 933940 0
China Expert Technology	Common 16938D104 235 50000SH Sole 50000	0
China Grentech Corp Common 16938P107 670 60000SH Sole 60000 0
China Life Insurance Co Sponsored ADR 16939P106	300 7000SH Sole 7000 0
China Medical technologies Sponsored ADR 169483104 922 40000SH Sole 40000 0
China Mobile Ltd Sponsored ADR 16941M109 1121 25000SH Sole 25000 0
China Netcom group Sponsored ADR 16940Q101 783 15000SH Sole 15000 0
China Petroleum & Chemical Sponsored ADR 16941R108 506 6000SH Sole 6000	0
China Pharma Holding Common 16941T104 660 400000SH Sole 400000 0
China Recycling Energ Common 168913101 36 184687SH Sole 184687 0
China Security & Sur Common 16942J105 3595 220000SH Sole 220000	0
China Techfaith Wireless Sponsored ADR 169424108 549 60000SH Sole 60000	0
Cia Brasileira De Petro Common P25687115 34973 2845200SH Sole 2845200 0
Cia Brasileira De Petro	Common P25687115 6205 504800SH Other 01 0 504800
CNOOC Ltd Sponsored ADR	126132109 525 6000SH Sole 6000 0
Coca Cola Corporation Common 191216100 230 4800SH Sole 4800 0
Colgate-Palmolive Confs Common 194162103 240 3600SH Sole 3600 0
Companhia Petro Common P3055F107 354 20000SH Sole 20000	0
Comtech Group Inc Common 205821200 174 10000SH Sole 10000 0
Concept Ventures Common	20660X109 121 46728SH Sole 46728 0
Conocophillips Common 20825C104 5792 84742SH Sole 84742	0
Conocophillips Common 20825C104 984 14408SH Other 01 0 14408
Cornerstone Inds Intl Common 21924X106 6 123000SH Sole 123000 0
Ctrip.com Intl Sponsored ADR 22943F100 334 5000SH Sole 5000 0
Daqing Petroleum Andchemi Common G2656D107 15119 274892500SH Sole 274892500 0
Daqing Petroleum Andchemi Common G2656D107 2713	49340000SH Other 01 0 49340000
Dnb Nor Asa Common R1812S105 28090 1998480SH Sole 1998480 0
Dnb Nor Asa Common R1812S105 4901 348700SH Other 01 0 348700
Eiker Sparebank Asa Prima Common R1984E108 433 16685SH Sole 16685 0
Eiker Sparebank Asa Prima Common R1984E108 62 2400SH Other 01 0	2400
Enerchina Holdings Ltd Common G30392131 3979 54515400SH Sole 54515400 0
Enerchina Holdings Ltd Common G30392131 669 9175000SH Other 01 0 9175000
Exxon Mobil Corporation Common 30231G102 988 13108SH Sole 13108	0
Focus Media Holdings Sponsored ADR 34415V109 235 3000SH Sole 3000 0
Fushi Intl Inc Common 36113C101 18496 2324437SH Sole 2324437 0
Fushi Intl Inc Common 36113C101 1375 167789SH Other 01 0 167789
Fuwei Films Common G3704F102 560 55000SH Sole 55000 0
General Electric Common	369604103 580 16425SH Sole 16425 0
Guangdong Nan Yue Logis Common Y2930Z106 6056 13954000SH Sole 13954000 0
Guangdong Nan Yue Logis Common Y2930Z106 1015 2340000SH Other 01 0 2340000
Guangshen Railway Co Sponsored ADR 40065W107 347 11000SH Sole 11000 0
Heng Tai Consumables Common G44035106 19360 105222000SH Sole 105222000 0
Heng Tai Consumables Common G44035106 3305 17962214SH Other 01 0 17962214
Huaneng Power Intl Sponsored ADR 443304100 695 20000SH Sole 20000 0
Hurray! Holding Co Sponsored ADR 447773102 514 100000SH Sole 100000 0
Indre Sogn Sparebanka Common R3409A109 164 8530SH Sole 8530 0
Indre Sogn Sparebanka Common R3409A109 63 3300SH Other 01 0 3300
International Business Ma Common 459200101 1326	14068SH Sole 14068 0
Kingboard Copper Foil Common G52567107 3130 11595000SH Sole 11595000 0
Kingboard Copper Foil Common G52567107 624 2312000SH Other 01 0	2312000
Kongzhong Corp Sponsored ADR 50047P104 351 50000SH Sole 50000 0
Linktone Ltd Sponsored ADR 535925101 333 100000SH Sole 100000 0
Mindray Medical intl Sponsored ADR 602675100 380 16000SH Sole 16000 0
Mobileone Ltd Common Y8838Q122 6125 4248000SH Sole 4248000 0
Mobileone Ltd Common Y8838Q122 1045 725000SH Other 01 0 725000
Murphy Oil Corp Common 626717102 427 8000SH Sole 8000 0
Nam Tai Electronics Common 629865205 194 15000SH Sole 15000 0
Netease.com Inc Sponsored ADR 64110W102 177 10000SH Sole 10000 0
New Dragon Asia Corp Common 64378H102 280 200000SH Sole 200000 0
Origin Agritech Ltd Common G67828106 445 50000SH Sole 50000 0
Orkla A/S Nok25 Common R67787102 336 4800SH Sole 4800 0
Ouhua Energy Common G6843Q103 78 280000SH Sole 280000 0
Ouhua Energy Common G6843Q103 57 205000SH Other	01 0 205000
Pacificnet Inc Common 69511V207	640 120000SH Sole 120000 0
People S Food Holdings Common G7000R108 10730 10861300SH Sole 10861300	0
People S Food Holdings Common G7000R108 1893 1916000SH Other 01 0 1916000
Petrochina Co Ltd Sponsored ADR	71646E100 351 3000SH Sole 3000 0
Proview Inter Common G7283A103 2659 19242000SH Sole 19242000 0
Proview Inter Common G7283A103 420 3040000SH Other 01 0	3040000
Puda Coal Inc Common 744674201 153 160000SH Sole 160000	0
Qiao Xing Universal Common G7303A109 1776 105000SH Sole 105000	0
Quiktrak 20 C Common Q79562114 122 1049459SH Sole 1049459 0
S1 Corporation Common Y75435100 10344 257420SH Sole 257420 0
S1 Corporation Common Y75435100 2294 57100SH Other 01 0	57100
Sandnes Sparebank Prima Common R74676108 530 16600SH Sole 16600	0
Sandnes Sparebank Prima Common R74676108 41 1300SH Other 01 0 1300
Shanda Interactive Entertainment Sponsored ADR 81941Q203 402 15000SH Sole 15000	0
Singapore Reinsuranccorp Common	Y7996A101 3510 17208000SH Sole 17208000	0
Singapore Reinsuranccorp Common	Y7996A101 614 3013000SH Other 01 0 3013000
Sinolink Worldwide Hldgs Common	G8165B102 13251	60786800SH Sole 60786800 0
Sinolink Worldwide Hldgs Common	G8165B102 2363 10840000SH Other	01 0 10840000
Sinopec Shanghai Petrochemical Sponsored ADR 82935M109 780 15000SH Sole 15000 0
Sohu.com Inc Sponsored ADR 83408W103 964 45000SH Sole 45000 0
Sorl Auto Parts Inc Common 78461U101 85	10000SH Sole 10000 0
Sparebanken Midt Norge Common R82401101 2628 204300SH Sole 204300 0
Sparebanken Midt Norge Common R82401101 558 43400SH Other 01 0 43400
Sparebanken Nord Norge Common R8288N106 3221 139954SH Sole 139954 0
Sparebanken Nord Norge Common R8288N106 416 18100SH Other 01 0 18100
Sparebanken Vest As Prima Common R8323C107 871 27000SH Sole 27000 0
Sparebanken Vest As Prima Common R8323C107 116 3600SH Other 01 0 3600
Suntech Power Holding Co Sponsored ADR 86800C104 519 15000SH Sole 15000	0
The9 Limited Sponsored ADR 88337K104 1180 35000SH Sole 35000 0
Tom Online Inc Sponsored ADR 889728200 284 20000SH Sole 20000 0
Totens Sparebank As Prima Common R92151100 1517	48750SH Sole 48750 0
Totens Sparebank As Prima Common R92151100 242 7800SH Other 01 0 7800
Truly Intl Hldgs Common	G91019102 3076 3312000SH Sole 3312000 0
Truly Intl Hldgs Common	G91019102 509 548000SH Other 01 0 548000
United Food Holdings Common G9232V105 3374 29343500SH Sole 29343500 0
United Food Holdings Common G9232V105 539 4693700SH Other 01 0 4693700
United Technologies Corp Common	913017109 598 9200SH Sole 9200 0
Wah Sang Gas Common G9419C128 0	34048000SH Sole 34048000 0
Wah Sang Gas Common G9419C128 0	6300000SH Other	01 0 6300000
Wonder Auto Common 978166106 205 30000SH Sole 30000 0
Wuhan General Group Common 982569105 765 300000SH Sole 300000 0
Wuyi Intl Pharma Co Ltd	Common G98089108 17076 115075000SH Sole 115075000 0
Wuyi Intl Pharma Co Ltd Common G98089108 446 2325000SH Other 01 0 2325000
Yanzhou Coal Mining Sponsored ADR 984846105 1033 21500SH Sole 21500 0
        		327559